SCHEDULE OF PROVISION FOR INCOME TAXES (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)
Income Tax Disclosure [Abstract]
- Current income tax	$ 224,195		$ 193,020		$ 127,843
- Tax Concession	(385)	$ 3,000	(769)	$ 6,000	(1,282)	$ 10,000
Income tax expenses	$ 223,810		$ 192,251		$ 126,561